Consolidated Statements Of Shareholders' Deficit - USD ($) $ in Thousands	Common Stock [Member] Long-term Debt [Member]	Common Stock [Member] Short-term Debt [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Long-term Debt [Member]	Additional Paid-in Capital [Member] Short-term Debt [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit [Member]	Long-term Debt [Member]	Short-term Debt [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Balance, value at Dec. 31, 2019				$ 341				$ 368,345		$ (401,783)				$ (33,097)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights			$ 148				$ 4,618						$ 4,766
Issuance of common stock upon exercise of options and warrants				45				1,530						1,575
Issuance of common stock and warrants for services				7				297						304
Issuance of convertible debt with beneficial conversion feature								173						173
Issuance of common stock upon conversion	$ 15	$ 22			$ 437	$ 318					$ 452	$ 340
Share-based compensation, net of shares withheld for taxes				8				1,236						1,244
Comprehensive loss for the period										(19,578)				(19,578)
Balance, value at Dec. 31, 2020				586			(1,126)	376,954	$ 279	(421,361)			(847)	(43,821)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights				62				4,712
Issuance of common stock upon exercise of options and warrants				52				770
Issuance of common stock and warrants for services				7				621
Issuance of common stock upon conversion				18				527
Share-based compensation, net of shares withheld for taxes				2				1,821
Comprehensive loss for the period										(6,873)				(6,873)
Balance, value at Jun. 30, 2021				727				384,279		(427,955)				(42,949)
Balance, value at Dec. 31, 2020				586			$ (1,126)	376,954	$ 279	(421,361)			$ (847)	(43,821)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights				73				5,701						5,774
Issuance of common stock upon exercise of options and warrants				63				959						1,022
Issuance of common stock and warrants for services				9				863						872
Issuance of common stock upon conversion	$ 37				$ 1,201						$ 1,238
Share-based compensation, net of shares withheld for taxes				2				3,313						3,315
Comprehensive loss for the period										(12,330)				(12,330)
Balance, value at Dec. 31, 2021				770				387,865		(433,412)				(44,777)
Balance, value at Mar. 31, 2021				699				382,761		(423,549)				(40,089)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights								(22)
Issuance of common stock upon exercise of options and warrants				25				373
Issuance of common stock and warrants for services				1				230
Issuance of common stock upon conversion				1				68
Share-based compensation, net of shares withheld for taxes				1				869
Comprehensive loss for the period										(4,406)				(4,406)
Balance, value at Jun. 30, 2021				727				384,279		(427,955)				(42,949)
Balance, value at Dec. 31, 2021				770				387,865		(433,412)				(44,777)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights								(18)
Issuance of common stock upon exercise of options and warrants				5				78
Issuance of common stock upon conversion				7				131
Share-based compensation, net of shares withheld for taxes								1,491
Comprehensive loss for the period										(4,066)				(4,066)
Balance, value at Jun. 30, 2022				782				389,547		(437,478)				(47,149)
Balance, value at Mar. 31, 2022				778				388,749		(433,080)				(43,553)
Issuance of common stock upon exercise of options and warrants								1
Issuance of common stock upon conversion				4				52
Share-based compensation, net of shares withheld for taxes								745
Comprehensive loss for the period										(4,398)				(4,398)
Balance, value at Jun. 30, 2022				$ 782				$ 389,547		$ (437,478)				$ (47,149)